Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.07%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$380,000	$383,272
Total asset-backed securities (Cost $380,000)				383,272

	Shares
Common stocks: 31.24%
Communication services: 2.09%
Diversified telecommunication services: 0.24%
Singapore Telecommunications Ltd.	381,100	1,299,054
Interactive media & services: 1.50%
Alphabet, Inc. Class A	17,828	6,371,192
Meta Platforms, Inc. Class A	3,376	1,901,667
		8,272,859
Media: 0.35%
Publicis Groupe SA	19,451	1,921,549
Consumer discretionary: 2.72%
Automobiles: 0.87%
Geely Automobile Holdings Ltd.	583,000	1,253,292
General Motors Co.	24,261	1,870,038
Tesla, Inc.†	4,006	1,684,924
		4,808,254
Broadline retail: 0.66%
Amazon.com, Inc.†	15,320	3,651,369
Hotels, restaurants & leisure: 0.72%
Booking Holdings, Inc.	11,961	2,131,929
Viking Holdings Ltd.†	17,171	1,797,288
		3,929,217
Household durables: 0.31%
Sony Group Corp.	84,800	1,710,655
Specialty retail: 0.16%
Gap, Inc.	45,475	849,473
Consumer staples: 0.92%
Beverages: 0.66%
Coca-Cola Co.	44,847	3,644,716
Consumer staples distribution & retail: 0.26%
Walmart, Inc.	12,746	1,443,612
Energy: 0.74%
Independent power and renewable electricity producers: 0.17%
Enviva, Inc. (Acquired 12-06-2024, cost $281,101)†˃	51,516	958,198
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 0.57%
APA Corp.	44,101	$1,436,369
Sunococorp LLC	24,982	1,690,532
		3,126,901
Financials: 5.71%
Banks: 3.09%
Banca Monte dei Paschi di Siena SpA	122,081	1,515,416
Banco Bilbao Vizcaya Argentaria SA	101,607	2,539,023
Barclays PLC	278,779	1,873,338
China Construction Bank Corp. Class H	1,695,000	1,744,092
Citigroup, Inc.	24,039	3,364,498
Citizens Financial Group, Inc.	29,026	2,033,852
ING Groep NV	61,581	1,946,929
UniCredit SpA	21,846	1,953,466
		16,970,614
Capital markets: 0.77%
3i Group PLC	62,975	2,076,635
Virtu Financial, Inc. Class A	36,580	2,179,071
		4,255,706
Insurance: 1.85%
Aegon Ltd.	196,840	1,672,876
BB Seguridade Participacoes SA	303,711	2,304,469
Ping An Insurance Group Co. of China Ltd. Class H	192,500	1,253,004
Power Corp. of Canada	40,203	2,506,433
Sompo Holdings, Inc.	63,400	2,432,358
		10,169,140
Health care: 2.83%
Biotechnology: 0.60%
Gilead Sciences, Inc.	14,899	1,882,340
Regeneron Pharmaceuticals, Inc.	2,287	1,426,036
		3,308,376
Health care equipment & supplies: 0.41%
Edwards Lifesciences Corp.†	24,668	2,231,467
Health care providers & services: 0.05%
Modivcare Topco LLC†	59,005	302,401
Pharmaceuticals: 1.77%
Astellas Pharma, Inc.	94,900	1,269,458
Bristol-Myers Squibb Co.	35,641	2,053,634
Eli Lilly & Co.	2,472	2,964,991
Novo Nordisk AS Class B	38,949	1,873,129
Pfizer, Inc.	64,573	1,554,918
		9,716,130
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Industrials: 2.82%
Aerospace & defense: 0.47%
Carpenter Technology Corp.	4,207	$2,595,046
Air freight & logistics: 0.30%
United Parcel Service, Inc. Class B	15,477	1,663,777
Construction & engineering: 0.37%
Valmont Industries, Inc.	3,521	2,033,729
Electrical equipment: 0.29%
nVent Electric PLC	9,539	1,617,910
Industrial conglomerates: 0.31%
Siemens AG	5,310	1,705,795
Professional services: 0.79%
Recruit Holdings Co. Ltd.	39,900	2,780,325
SS&C Technologies Holdings, Inc.	24,954	1,548,396
		4,328,721
Trading companies & distributors: 0.29%
Ferguson Enterprises, Inc.	6,711	1,592,722
Information technology: 10.68%
Communications equipment: 0.49%
Arista Networks, Inc.†	11,403	1,937,141
Cisco Systems, Inc.	6,593	774,414
		2,711,555
Electronic equipment, instruments & components: 0.89%
Amphenol Corp. Class A	9,864	1,739,220
Corning, Inc.	4,113	1,050,584
TD SYNNEX Corp.	7,891	2,109,580
		4,899,384
IT services: 1.22%
Accenture PLC Class A	6,921	861,249
Capgemini SE	11,765	1,182,419
International Business Machines Corp.	7,741	2,176,847
Okta, Inc.†	18,094	2,468,926
		6,689,441
Semiconductors & semiconductor equipment: 4.38%
Advanced Micro Devices, Inc.†	2,758	1,602,150
Broadcom, Inc.	9,885	3,734,059
KLA Corp.	11,140	3,361,049
Micron Technology, Inc.	1,818	2,098,499
NVIDIA Corp.	40,043	8,012,204
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,050	5,277,149
		24,085,110
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Software: 1.24%
Atlassian Corp. Class A†	18,917	$1,471,553
Microsoft Corp.	11,726	4,374,033
Pegasystems, Inc.	31,766	952,027
		6,797,613
Technology hardware, storage & peripherals: 2.46%
Apple, Inc.	23,569	6,819,926
Samsung Electronics Co. Ltd.	18,172	3,917,542
Seagate Technology Holdings PLC	2,910	2,808,150
		13,545,618
Materials: 0.53%
Metals & mining: 0.53%
Fortescue Ltd.	109,626	1,453,477
Rio Tinto PLC	15,681	1,481,380
		2,934,857
Real estate: 1.16%
Health care REITs: 0.38%
Omega Healthcare Investors, Inc.	43,521	2,075,081
Retail REITs: 0.47%
Brixmor Property Group, Inc.	81,424	2,567,299
Specialized REITs: 0.31%
VICI Properties, Inc. Class A	65,056	1,727,237
Utilities: 1.04%
Electric utilities: 0.73%
Axia Energia SA	162,282	1,709,489
Enel SpA	199,858	2,295,908
		4,005,397
Multi-utilities: 0.31%
Engie SA	53,563	1,688,538
Total common stocks (Cost $119,908,954)		171,834,521

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 28.27%
Basic materials: 0.95%
Chemicals: 0.72%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$925,000	942,696
Celanese U.S. Holdings LLC	7.38	7-15-2032	325,000	341,824
Chemours Co.144A	7.88	3-15-2034	360,000	361,755
Chemours Co.144A	8.00	1-15-2033	865,000	876,051
FMC Corp.	5.65	5-18-2033	535,000	479,871
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Chemicals(continued)
FMC Corp.144A	8.00%	6-1-2031	$135,000	$140,506
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	855,000	847,575
				3,990,278
Iron/steel: 0.23%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,265,000	1,255,001
Communications: 4.13%
Advertising: 0.38%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	980,000	1,014,785
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	218,224
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	800,000	831,931
				2,064,940
Internet: 0.61%
AP Core Holdings II LLC144A	11.00	5-15-2031	475,000	497,131
Arches Buyer, Inc.144A	6.13	12-1-2028	1,135,000	1,117,968
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	358,850
Match Group Holdings II LLC144A	6.13	9-15-2033	440,000	434,800
Wayfair LLC144A	6.75	11-15-2032	920,000	944,745
				3,353,494
Media: 2.05%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,215,000	1,028,533
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,235,000	2,077,529
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	740,000	653,175
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	391,306
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	21,000	20,969
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	405,000	411,499
Discovery Global Holdings, Inc.	4.05	3-15-2029	505,000	499,985
Discovery Global Holdings, Inc.	4.28	3-15-2032	310,000	278,179
Discovery Global Holdings, Inc.	5.05	3-15-2042	400,000	293,028
DISH Network Corp.144A	11.75	11-15-2027	1,220,000	1,253,614
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,251,256	2,288,629
Gray Media, Inc.144A	9.63	7-15-2032	625,000	603,219
Paramount Global	4.20	5-19-2032	535,000	464,225
Sirius XM Radio LLC144A	4.13	7-1-2030	1,095,000	1,030,646
				11,294,536
Telecommunications: 1.09%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	480,000	481,725
Black Pearl Compute LLC144A	6.13	2-15-2031	470,000	476,023
Core Scientific Finance I LLC144A	7.75	5-15-2031	485,000	491,817
Edged Compute LLC144A	7.50	4-30-2031	490,000	477,570
Level 3 Financing, Inc.144A	6.88	6-30-2033	515,000	529,111
Level 3 Financing, Inc.144A	8.50	1-15-2036	780,000	837,590
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
PR RNO Property Owner 1 LLC144A	6.50%	5-1-2031	$675,000	$674,026
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	495,000	487,864
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	225,000	234,723
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	785,000	827,826
WULF Compute LLC144A	7.75	10-15-2030	450,000	472,657
				5,990,932
Consumer, cyclical: 4.75%
Apparel: 0.31%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,509,862	1,714,516
Auto manufacturers: 0.03%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	140,000	143,437
Auto parts & equipment: 0.47%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	820,000	845,889
Adient Global Holdings Ltd.144A	8.25	4-15-2031	115,000	120,119
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	960,000	948,352
ZF North America Capital, Inc.144A	6.88	4-23-2032	390,000	383,684
ZF North America Capital, Inc.144A	7.50	3-24-2031	310,000	312,091
				2,610,135
Distribution/wholesale: 0.15%
RB Global Holdings, Inc.144A	7.75	3-15-2031	140,000	145,148
Veritiv Operating Co.144A	10.50	11-30-2030	670,000	685,232
				830,380
Entertainment: 0.70%
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	534,184
Cinemark USA, Inc.144A	7.00	8-1-2032	1,740,000	1,795,081
Six Flags Entertainment Corp.144A	7.25	5-15-2031	160,000	159,064
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	460,000	473,651
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	885,000	896,618
				3,858,598
Home builders: 0.57%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	930,000	921,782
Century Communities, Inc.144A	6.63	9-15-2033	400,000	403,904
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	740,000	760,334
LGI Homes, Inc.144A	8.75	12-15-2028	750,000	775,025
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	270,863
				3,131,908
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	160,000	147,591
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.28%
Central Garden & Pet Co.	4.13%	10-15-2030	$325,000	$309,915
Newell Brands, Inc.	6.38	5-15-2030	460,000	466,254
Newell Brands, Inc.144A	8.50	6-1-2028	755,000	788,800
				1,564,969
Leisure time: 0.32%
NCL Corp. Ltd.144A	6.25	9-15-2033	550,000	534,142
NCL Corp. Ltd.144A	6.75	2-1-2032	280,000	279,371
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	344,351
Viking Cruises Ltd.144A	5.88	10-15-2033	190,000	190,297
Viking Cruises Ltd.144A	7.00	2-15-2029	400,000	400,500
				1,748,661
Lodging: 0.10%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	525,000	540,044
Retail: 1.79%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	960,000	995,011
Carvana Co.144A	9.00	6-1-2030	1,430,000	1,478,370
Carvana Co.144A	9.00	6-1-2031	405,000	446,960
FirstCash, Inc.144A	4.63	9-1-2028	405,000	398,149
FirstCash, Inc.144A	6.88	3-1-2032	785,000	806,655
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	478,763
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	460,000	462,300
Michaels Cos., Inc.144A	8.50	3-15-2033	420,000	416,008
Michaels Cos., Inc.144A	11.00	3-15-2034	1,130,000	1,106,405
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	880,000	880,192
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	1,065,000	1,066,695
QXO Building Products, Inc.144A	6.88	7-15-2034	415,000	426,029
Sally Holdings LLC/Sally Capital, Inc.	6.75	4-1-2032	370,000	378,004
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	476,340
				9,815,881
Consumer, non-cyclical: 4.76%
Commercial services: 1.84%
ADT Security Corp.144A	5.88	10-15-2033	275,000	270,151
Allied Universal Holdco LLC144A	7.88	2-15-2031	520,000	543,600
Block, Inc.	6.50	5-15-2032	920,000	939,243
CoreCivic, Inc.	8.25	4-15-2029	710,000	739,478
GEO Group, Inc.	8.63	4-15-2029	195,000	203,146
GEO Group, Inc.	10.25	4-15-2031	725,000	783,326
Grand Canyon University	5.13	10-1-2028	1,000,000	985,080
Herc Holdings, Inc.144A	7.00	6-15-2030	920,000	952,722
Herc Holdings, Inc.144A	7.25	6-15-2033	865,000	901,812
Service Corp. International	5.75	10-15-2032	660,000	662,656
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,280,000	1,214,853
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Stetson University, Inc. Series 2019	4.09%	12-1-2059	$1,500,000	$942,669
Wildlife Conservation Society Series 2020	3.41	8-1-2050	1,500,000	945,413
				10,084,149
Food: 0.22%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	485,000	494,283
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	500,000	470,137
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	263,180
				1,227,600
Healthcare-services: 2.35%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	355,000	334,989
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	470,250
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	440,000	432,787
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	274,000	295,082
Concentra Health Services, Inc.144A	6.88	7-15-2032	760,000	786,703
DaVita, Inc.144A	6.88	9-1-2032	1,820,000	1,877,008
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	821,191
IQVIA, Inc.144A	6.25	6-1-2032	225,000	228,753
LifePoint Health, Inc.144A	7.00	5-1-2034	280,000	268,369
Molina Healthcare, Inc.144A	6.25	1-15-2033	960,000	961,610
Montefiore Obligated Group	4.29	9-1-2050	2,000,000	1,558,867
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	385,504
Radiology Partners, Inc.144A	8.50	7-15-2032	730,000	761,827
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,203,536
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	430,000	435,307
Tenet Healthcare Corp.	6.75	5-15-2031	1,125,000	1,152,457
Toledo Hospital	6.02	11-15-2048	1,000,000	957,291
				12,931,531
Pharmaceuticals: 0.35%
AdaptHealth LLC144A	5.13	3-1-2030	795,000	771,341
Endo Finance Holdings LP144A	8.50	4-15-2031	1,105,000	1,161,587
				1,932,928
Energy: 2.87%
Energy-alternate sources: 0.13%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,460,000	0
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	705,620
				705,620
Oil & gas: 0.60%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	375,000	390,002
California Resources Corp.144A	7.00	1-15-2034	475,000	469,740
California Resources Corp.144A	7.25	1-15-2035	690,000	684,469
Caturus Energy LLC144A	8.50	2-15-2030	145,000	151,093
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	630,000	610,244
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Nabors Industries, Inc.144A	9.13%	1-31-2030	$470,000	$491,187
SM Energy Co.144A	9.63	6-15-2033	450,000	493,398
				3,290,133
Oil & gas services: 0.61%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	740,000	754,716
Bristow Group, Inc.144A	6.75	2-1-2033	880,000	882,550
Oceaneering International, Inc.144A%%	6.88	7-15-2034	875,000	888,795
SESI LLC144A	7.88	9-30-2030	710,000	721,420
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	115,000	114,014
				3,361,495
Pipelines: 1.53%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	330,000	326,817
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	150,000	147,233
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,255,000	1,311,904
Excelerate Energy LP144A	8.00	5-15-2030	780,000	822,588
Harvest Midstream I LP144A	6.75	5-15-2034	610,000	618,695
Harvest Midstream I LP144A	7.50	5-15-2032	275,000	284,836
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	224,147
Prairie Acquiror LP144A	9.00	8-1-2029	500,000	519,356
Rockies Express Pipeline LLC144A	6.75	3-15-2033	240,000	246,699
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,050,000	1,050,481
Venture Global LNG, Inc.144A	8.38	6-1-2031	445,000	463,213
Venture Global LNG, Inc.144A	9.88	2-1-2032	525,000	560,468
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	900,000	878,684
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	870,000	954,836
				8,409,957
Financial: 5.29%
Banks: 0.79%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	2,135,000	2,175,131
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,070,000	1,074,873
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	1,035,000	1,075,604
				4,325,608
Diversified financial services: 1.67%
EZCORP, Inc.144A	7.38	4-1-2032	390,000	408,753
First Eagle Holdings, Inc.144A	7.25	8-15-2032	475,000	478,157
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	275,000	275,057
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	430,000	442,198
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jane Street Group/JSG Finance, Inc.144A	7.13%	4-30-2031	$860,000	$889,202
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	230,000	241,829
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	444,389
OneMain Finance Corp.	7.13	9-15-2032	1,105,000	1,123,603
OneMain Finance Corp.	7.88	3-15-2030	930,000	968,153
PRA Group, Inc.144A	5.00	10-1-2029	535,000	505,506
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	710,000	741,742
Rocket Cos., Inc.144A	6.13	8-1-2030	270,000	274,636
Rocket Cos., Inc.144A	6.50	8-1-2029	100,000	102,069
Rocket Cos., Inc.144A	7.13	2-1-2032	800,000	830,345
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,180,000	1,096,165
United Wholesale Mortgage LLC144A	6.25	3-15-2031	240,000	213,894
WS Escrow LLC144A	7.75	6-1-2033	140,000	143,754
				9,179,452
Insurance: 1.30%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	2,045,000	2,029,780
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	316,541
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	235,000	236,776
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	860,000	796,084
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	420,000	403,284
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	525,000	527,275
Broadstreet Partners Group LLC144A	5.88	4-15-2029	1,105,000	1,079,053
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	410,000	401,820
HUB International Ltd.144A	5.63	12-1-2029	365,000	363,666
HUB International Ltd.144A	7.38	1-31-2032	990,000	1,007,701
				7,161,980
Investment companies: 0.07%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	395,000	418,446
REITs: 1.46%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	465,000	481,739
Brandywine Operating Partnership LP	6.13	1-15-2031	280,000	267,578
Brandywine Operating Partnership LP	8.88	4-12-2029	375,000	396,217
Iron Mountain, Inc.144A	4.50	2-15-2031	440,000	420,841
Iron Mountain, Inc.144A	5.25	7-15-2030	1,765,000	1,738,626
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	751,730
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	395,000	394,801
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	735,000	752,473
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	795,000	787,625
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50%	6-15-2033	$735,000	$754,074
Starwood Property Trust, Inc.144A	6.50	7-1-2030	675,000	689,323
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	131,871
Vornado Realty LP	5.75	2-1-2033	440,000	441,572
				8,008,470
Industrial: 2.60%
Aerospace/defense: 0.39%
TransDigm, Inc.144A	6.63	3-1-2032	2,095,000	2,148,676
Building materials: 0.64%
Builders FirstSource, Inc.144A	6.75	5-15-2035	925,000	943,103
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	950,000	971,217
Quikrete Holdings, Inc.144A	6.75	3-1-2033	875,000	891,956
Standard Building Solutions, Inc.144A	6.25	8-1-2033	720,000	714,991
				3,521,267
Electrical components & equipment: 0.32%
Energizer Holdings, Inc.144A	4.38	3-31-2029	815,000	788,991
WESCO Distribution, Inc.144A	6.63	3-15-2032	950,000	978,938
				1,767,929
Electronics: 0.01%
Sensata Technologies, Inc.144A	6.63	7-15-2032	80,000	82,282
Environmental control: 0.07%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	385,367
Machinery-diversified: 0.17%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	237,460
Chart Industries, Inc.144A	9.50	1-1-2031	455,000	476,419
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	200,030
				913,909
Packaging & containers: 0.46%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	720,000	684,409
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,010,000	996,272
Sword Purchaser LLC144A	8.25	4-15-2033	820,000	848,512
				2,529,193
Transportation: 0.14%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	765,000	775,964
Trucking & leasing: 0.40%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	735,000	733,234
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,085,000	1,123,786
FTAI Aviation Investors LLC144A	7.00	6-15-2032	310,000	320,154
				2,177,174
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Technology: 1.67%
Computers: 0.14%
Diebold Nixdorf, Inc.144A	7.75%	3-31-2030		$780,000	$812,308
Office/business equipment: 0.09%
Zebra Technologies Corp.144A	6.50	6-1-2032		490,000	495,969
Semiconductors: 0.05%
Entegris, Inc.144A	5.95	6-15-2030		265,000	267,690
Software: 1.39%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		1,280,000	1,227,295
Cloud Software Group, Inc.144A	8.25	6-30-2032		1,345,000	1,260,595
Cloud Software Group, Inc.144A	9.00	9-30-2029		960,000	931,807
CoreWeave, Inc.144A	9.00	2-1-2031		925,000	914,098
CoreWeave, Inc.144A	9.75	10-1-2031		255,000	254,437
Ellucian Holdings, Inc.144A	6.50	12-1-2029		305,000	294,829
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033		385,000	402,753
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034		400,000	424,529
Rocket Software, Inc.144A	6.50	2-15-2029		165,000	148,575
Rocket Software, Inc.144A	9.00	11-28-2028		855,000	849,893
SS&C Technologies, Inc.144A	6.50	6-1-2032		920,000	927,849
					7,636,660
Utilities: 1.25%
Electric: 1.25%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054		1,015,000	1,053,980
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		420,000	431,587
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		960,000	997,136
NextEra Energy Capital Holdings, Inc. Series BB (5 Year Treasury Constant Maturity+1.77%)±	6.20	10-1-2056		1,445,000	1,443,603
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056		665,000	660,536
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		1,000,000	1,018,982
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		410,000	406,550
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		820,000	879,417
					6,891,791
Total corporate bonds and notes (Cost $153,956,479)					155,498,849
Foreign corporate bonds and notes: 5.18%
Financial: 5.18%
Banks: 4.07%
Abanca Corp. Bancaria SA (EURIBOR ICE Swap Rate 11:00am+3.89%)ʊ±	6.13	9-19-2031	EUR	1,600,000	1,876,061
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,232,529
Banco de Sabadell SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.28%)ʊ±	6.50	5-20-2031	EUR	1,200,000	1,445,023
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00%	6-30-2030	EUR	1,000,000	$1,187,129
Barclays PLC (EURIBOR ICE Swap Rate 11:00am+3.56%)ʊ±	6.13	12-15-2035	EUR	500,000	575,646
Barclays PLC (ICE Swap Rate GBP SONIA 11:00am 5 Year+4.69%)ʊ±	8.38	9-15-2031	GBP	600,000	847,458
BPER Banca SpA (EURIBOR ICE Swap Rate 11:00am+3.26%)ʊ±	6.20	9-26-2031	EUR	1,000,000	1,165,280
Cooperatieve Rabobank UA (EURIBOR ICE Swap Rate 11:00am+2.58%)ʊ±	5.50	8-1-2033	EUR	1,200,000	1,393,401
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,577,205
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.75	10-30-2035	EUR	1,000,000	1,168,748
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,398,197
Investec PLC (UK Gilts 5 Year+6.57%)ʊ±	10.50	8-28-2029	GBP	500,000	729,348
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,201,787
Lloyds Banking Group PLC (UK Gilts 5 Year+5.88%)ʊ±	8.50	9-27-2027	GBP	1,000,000	1,372,138
NatWest Group PLC (UK Gilts 5 Year+3.29%)ʊ±	7.50	2-28-2032	GBP	1,300,000	1,774,564
Nykredit Realkredit AS (EURIBOR ICE Swap Rate 11:00am+2.87%)ʊ±	5.25	8-24-2031	EUR	1,000,000	1,162,417
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.63%)ʊ±	6.20	6-15-2032	EUR	1,000,000	1,153,724
Unicaja Banco SA (EURIBOR ICE Swap Rate 11:00am+3.24%)ʊ±	5.95	11-18-2031	EUR	1,000,000	1,143,503
					22,404,158
Insurance: 0.76%
Achmea BV (EURIBOR ICE Swap Rate 11:00am+3.74%)ʊ±	6.13	1-28-2035	EUR	1,350,000	1,583,906
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	1,101,158
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	1,012,405
BPCE Assurances SA (EURIBOR ICE Swap Rate 11:00am+3.42%)ʊ±	5.75	4-22-2032	EUR	400,000	466,365
					4,163,834
Savings & loans: 0.35%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75	6-11-2029	GBP	400,000	558,138
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,362,051
					1,920,189
Total foreign corporate bonds and notes (Cost $27,267,398)					28,488,181

	Shares
Investment companies: 6.32%
Exchange-traded funds: 6.32%
iShares 1-3 Year Treasury Bond ETF	198,671	16,312,876
iShares 3-7 Year Treasury Bond ETF	156,937	18,432,250
Total investment companies (Cost $35,195,573)		34,745,126
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 1.69%
Basic materials: 0.04%
Chemicals: 0.04%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.14%	10-15-2032	$194,511	$193,904
Communications: 0.21%
Media: 0.14%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	562,088	564,550
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.50	6-30-2028	185,920	185,223
				749,773
Telecommunications: 0.07%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.14	9-27-2029	395,949	396,555
Consumer, cyclical: 0.43%
Airlines: 0.08%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	443,436	444,877
Housewares: 0.18%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.39	10-30-2029	974,448	971,321
Retail: 0.17%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	453,863	447,998
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.64	4-30-2031	485,000	482,677
				930,675
Consumer, non-cyclical: 0.32%
Food: 0.11%
TreeHouse Foods, Inc. (U.S. SOFR 1 Month+4.25%)±	7.89	2-11-2033	575,000	576,110
Healthcare-products: 0.05%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.39	1-15-2031	297,754	298,126
Healthcare-services: 0.16%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	438,219	367,372
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.41	12-31-2030	49,530	49,551
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	7.73	9-27-2030	478,775	479,158
				896,081
Energy: 0.12%
Pipelines: 0.12%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.40	2-18-2033	415,000	417,204
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.89	8-1-2029	263,975	264,569
				681,773
Financial: 0.05%
Insurance: 0.05%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	7.91	9-19-2030	270,134	266,928
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.43%
Machinery-diversified: 0.10%
TK Elevator Midco GmbH (U.S. SOFR 3 Month+2.75%)±	6.44%	4-30-2030	$573,563	$575,891
Metal fabricate/hardware: 0.18%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.62	6-1-2033	965,000	961,989
Packaging & containers: 0.15%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.12	4-15-2030	415,000	408,775
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.64	9-30-2032	417,900	413,851
				822,626
Technology: 0.09%
Computers: 0.06%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.64	3-1-2029	374,300	331,255
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.39	11-28-2028	180,863	171,489
Total loans (Cost $9,387,314)				9,269,373
Municipal obligations: 3.33%
California: 0.69%
Education revenue: 0.13%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	720,000	693,811
Health revenue: 0.43%
California Municipal Finance Authority Gateways Hospital & Mental Health Center Series B	6.53	9-1-2037	1,345,000	1,383,038
California PFA Children’s Hospital Los Angeles Obligated Group Series B (AG Insured)	5.40	11-15-2036	1,000,000	1,000,969
				2,384,007
Tobacco revenue: 0.13%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	705,024
				3,782,842
Colorado: 0.08%
Health revenue: 0.08%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,156
District of Columbia: 0.22%
Telecom revenue: 0.22%
District of Columbia National Public Radio, Inc.	3.43	4-1-2042	1,530,000	1,191,001
Florida: 0.20%
Education revenue: 0.02%
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-2144A	5.43	6-1-2027	100,000	100,443
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.18%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00%	10-1-2036	$1,105,000	$1,020,222
				1,120,665
Georgia: 0.02%
Health revenue: 0.02%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	100,000	99,020
Guam: 0.11%
Airport revenue: 0.11%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	583,202
Illinois: 0.55%
GO revenue: 0.55%
Chicago Board of Education Series E	6.04	12-1-2029	1,025,000	1,009,248
City of Chicago Series A	6.33	1-1-2033	2,000,000	2,009,261
				3,018,509
Indiana: 0.09%
Health revenue: 0.09%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	477,574
Iowa: 0.22%
Housing revenue: 0.22%
City of Coralville Series C	5.00	5-1-2030	1,200,000	1,192,952
Louisiana: 0.07%
Health revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	405,000	396,660
New Jersey: 0.17%
Education revenue: 0.17%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	961,447
New York: 0.20%
Education revenue: 0.18%
New York State Dormitory Authority St. John’s University Series B	3.43	7-1-2051	1,465,000	999,878
Health revenue: 0.02%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	115,000	112,306
				1,112,184
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.09%
Health revenue: 0.09%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45%	8-15-2028	$500,000	$495,116
Oregon: 0.21%
Education revenue: 0.21%
Oregon State Facilities Authority Lewis & Clark College Series A	3.29	10-1-2040	1,500,000	1,185,384
Texas: 0.35%
Health revenue: 0.05%
Greater Texas Cultural Education Facilities Finance Corp. Biomedical Research Institute Series B	6.25	6-1-2037	275,000	267,789
Industrial development revenue: 0.30%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	641,299
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,000,000
				1,641,299
				1,909,088
Wisconsin: 0.06%
Education revenue: 0.06%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	330,000	324,415
Total municipal obligations (Cost $18,863,008)				18,295,215

	Dividend rate	Shares
Preferred stocks: 0.37%
Energy: 0.37%
Oil, gas & consumable fuels: 0.37%
Petroleo Brasileiro SA	0.13	279,751	2,048,426
Total preferred stocks (Cost $1,995,619)			2,048,426

	Interest rate		Principal
Yankee corporate bonds and notes: 8.00%
Communications: 1.16%
Internet: 0.23%
Rakuten Group, Inc.144A	9.75	4-15-2029	$1,140,000	1,238,962
Media: 0.36%
Virgin Media Finance PLC144A	5.00	7-15-2030	340,000	258,528
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,115,000	946,700
VZ Secured Financing BV144A	5.00	1-15-2032	910,000	796,409
				2,001,637
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.57%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$1,575,000	$1,618,167
Telecom Italia Capital SA	7.20	7-18-2036	440,000	481,957
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	155,000	154,611
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	860,000	871,975
				3,126,710
Consumer, cyclical: 0.89%
Airlines: 0.39%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	350,000	350,119
Latam Airlines Group SA144A	7.63	1-7-2031	1,740,000	1,802,466
				2,152,585
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	525,000	555,959
Entertainment: 0.07%
Banijay Entertainment SASU144A	8.13	5-1-2029	380,000	389,529
Leisure time: 0.33%
Carnival Corp. Ltd.144A	5.75	8-1-2032	835,000	843,156
Carnival Corp. Ltd.144A	6.13	2-15-2033	920,000	931,173
				1,774,329
Consumer, non-cyclical: 1.16%
Cosmetics/Personal Care: 0.40%
Opal Bidco SAS144A	6.50	3-31-2032	1,030,000	1,050,807
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,215,000	1,160,454
				2,211,261
Food: 0.21%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	1,155,000	1,132,636
Healthcare-products: 0.12%
Bausch & Lomb Corp.144A	8.38	10-1-2028	630,000	647,325
Pharmaceuticals: 0.43%
1261229 BC Ltd.144A	10.00	4-15-2032	1,490,000	1,509,126
Bausch Health Cos., Inc.144A	6.25	2-15-2029	270,000	203,006
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	676,085
				2,388,217
Energy: 0.04%
Oil & gas: 0.04%
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	215,000	224,154
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 3.92%
Banks: 3.47%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38%	3-19-2029	$900,000	$982,830
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	590,000	623,506
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	800,000	871,569
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	800,000	887,106
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	715,000	714,602
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)ʊ±	6.88	12-15-2033	1,500,000	1,499,165
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	825,000	885,265
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,476,342
Danske Bank AS (5 Year Treasury Constant Maturity+2.55%)ʊ±	6.60	3-25-2033	1,600,000	1,592,208
HSBC Holdings PLC (5 Year Treasury Constant Maturity+2.91%)ʊ±	6.75	3-24-2031	1,000,000	1,008,488
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	967,756
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	9-27-2035	500,000	498,044
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.72%)ʊ±	6.75	11-10-2033	1,000,000	1,010,234
Societe Generale SA (5 Year Treasury Constant Maturity+5.39%)ʊ±	9.38	11-22-2027	1,200,000	1,262,211
Standard Chartered PLC (5 Year Treasury Constant Maturity+2.87%)ʊ±	7.00	11-14-2035	1,500,000	1,515,267
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75	3-1-2031	1,000,000	951,857
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,085,000	1,088,146
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)ʊ±	6.63	1-8-2031	1,000,000	1,002,900
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	258,180
				19,095,676
Diversified financial services: 0.45%
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	725,763
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	965,000	980,775
goeasy Ltd.144A	7.63	7-1-2029	800,000	755,543
				2,462,081
Industrial: 0.41%
Electronics: 0.17%
Sensata Technologies BV144A	5.88	9-1-2030	920,000	923,036
Packaging & containers: 0.24%
Ardagh Group SA (PIK at 5.00%)144A¥	11.00	12-1-2030	331,440	316,525
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Trivium Packaging Finance BV144A	8.25%	7-15-2030	$426,000	$450,120
Trivium Packaging Finance BV144A	12.25	1-15-2031	530,000	585,829
				1,352,474
Technology: 0.23%
Computers: 0.16%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	835,000	872,558
Semiconductors: 0.07%
Kioxia Holdings Corp.144A	6.63	7-24-2033	395,000	413,129
Utilities: 0.19%
Electric: 0.19%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,050,000	1,039,797
Total yankee corporate bonds and notes (Cost $43,656,905)				44,002,055

	Yield	Shares
Short-term investments: 13.04%
Investment companies: 5.80%
Allspring Government Money Market Fund Select Class♠∞##	3.57	31,916,689	31,916,689

				Principal
U.S. Treasury securities: 7.24%
U.S. Treasury Bills☼		1.80	7-2-2026	$10,000,000	9,999,000
U.S. Treasury Bills☼		3.52	8-4-2026	10,000,000	9,965,911
U.S. Treasury Bills☼		3.60	9-10-2026	10,000,000	9,928,113
U.S. Treasury Bills☼		3.65	10-13-2026	10,000,000	9,892,461
					39,785,485
Total short-term investments (Cost $71,704,685)					71,702,174
Total investments in securities (Cost $482,315,935)	97.51%				536,267,192
Other assets and liabilities, net	2.49				13,695,880
Total net assets	100.00%				$549,963,072

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $958,198 (original cost of $281,101), representing 0.17% of its net assets as of period end.

¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

Abbreviations:
ADR	American depositary receipt
AG	Assured Guaranty Incorporation
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,366,210	$277,495,862	$(252,945,383)	$0	$0	$31,916,689	31,916,689	$1,158,473
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	20,920,515	EUR	18,075,000	Bank of New York Mellon Corp.	7-13-2026	$275,996	$0
USD	328,164	EUR	286,000	Bank of New York Mellon Corp.	7-13-2026	1,507	0
USD	7,709,353	GBP	5,760,000	Bank of New York Mellon Corp.	7-13-2026	73,104	0
USD	117,796	GBP	89,000	Bank of New York Mellon Corp.	7-13-2026	0	(195)
						$350,607	$(195)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Nikkei 225 Index	61	9-10-2026	$24,591,198	$26,332,852	$1,741,654	$0
E-Mini NASDAQ 100 Index	35	9-18-2026	21,486,735	21,366,450	0	(120,285)
Euro STOXX 50 Index	740	9-18-2026	52,755,980	53,741,500	985,520	0
MSCI Emerging Markets Index	154	9-18-2026	13,754,881	13,531,210	0	(223,671)
10-Year U.S. Treasury Notes	369	9-21-2026	40,253,567	40,549,641	296,074	0
5-Year U.S. Treasury Notes	397	9-30-2026	42,360,022	42,497,609	137,587	0
Short
S&P ASX Share Price Index 200	(206)	9-17-2026	(31,397,409)	(31,291,731)	105,678	0
E-Mini S&P 500 Index	(57)	9-18-2026	(21,564,280)	(21,512,513)	51,767	0
					$3,318,280	$(343,956)
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 21

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 23

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$383,272	$0	$383,272
Common stocks
Communication services	11,493,462	0	0	11,493,462
Consumer discretionary	14,948,968	0	0	14,948,968
Consumer staples	5,088,328	0	0	5,088,328
Energy	3,126,901	958,198	0	4,085,099
Financials	31,395,460	0	0	31,395,460
Health care	15,255,973	302,401	0	15,558,374
Industrials	15,537,700	0	0	15,537,700
Information technology	58,728,721	0	0	58,728,721
Materials	2,934,857	0	0	2,934,857
Real estate	6,369,617	0	0	6,369,617
Utilities	5,693,935	0	0	5,693,935
Corporate bonds and notes	0	155,498,849	0	155,498,849
Foreign corporate bonds and notes	0	28,488,181	0	28,488,181
Investment companies	34,745,126	0	0	34,745,126
Loans	0	9,269,373	0	9,269,373
Municipal obligations	0	18,295,215	0	18,295,215
Preferred stocks
Energy	2,048,426	0	0	2,048,426
Yankee corporate bonds and notes	0	44,002,055	0	44,002,055
Short-term investments
Investment companies	31,916,689	0	0	31,916,689
U.S. Treasury securities	39,785,485	0	0	39,785,485
	279,069,648	257,197,544	0	536,267,192
Forward foreign currency contracts	0	350,607	0	350,607
Futures contracts	3,318,280	0	0	3,318,280
Total assets	$282,387,928	$257,548,151	$0	$539,936,079
Liabilities
Forward foreign currency contracts	$0	$195	$0	$195
Futures contracts	343,956	0	0	343,956
Total liabilities	$343,956	$195	$0	$344,151
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $10,847,636 was segregated as cash collateral for these open futures contracts. The Fund also had $550,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
24 | Allspring Diversified Income Builder Fund